Collaboration revenue - Changes In Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront revenue recognition		$ 444,303	$ 34,362
Milestone revenue recognition	$ 5,365	49,815	3,422
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		315,144	324,629
Upfront revenue recognition		292,279	33,759
Milestone revenue recognition		22,865	2,641
Translation difference			26,915
Deferred revenue			315,144
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		223	1,517
Upfront revenue recognition		121	565
Milestone revenue recognition		102	762
Translation difference			33
Deferred revenue			223
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue			56
Upfront revenue recognition			38
Milestone revenue recognition	$ 5,365	1,214	19
Translation difference			1
Janssen, AbbVie and other parties excluding Zai Lab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		315,367	326,202
Upfront revenue recognition		292,400	34,362
Milestone revenue recognition		$ 22,967	3,422
Translation difference			26,949
Deferred revenue			$ 315,367